Related Parties (Details) - Schedule of Balances with Related Parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of Balances with Related Parties [Abstract]
Other current liabilities			$ 72
Loans from related parties	[1]	$ 6,549	$ 5,816

[1]	see Note 6